Dec. 11, 2020
MainStay VP Moderate Growth Allocation Portfolio
MainStay VP Moderate Growth Allocation Portfolio

MAINSTAY VP FUNDS TRUST

MainStay VP Moderate Growth Allocation Portfolio

(collectively, the “Portfolios”)

Supplement dated December 11, 2020 (“Supplement”)

to the Summary Prospectuses, Prospectus and Statement of Additional Information (“SAI”),

each dated May 1, 2020, as supplemented

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Summary Prospectuses, Prospectus and SAI.

At a meeting held on December 9-10, 2020, the Board of Trustees of MainStay VP Funds Trust considered and approved the following changes, which will take effect on May 1, 2021.

1.	Name Change. All references to the Portfolios’ current names will be replaced with their new names as listed below.

Current Name	New Name
MainStay VP Growth Allocation Portfolio	MainStay VP Equity Allocation Portfolio
MainStay VP Moderate Growth Allocation Portfolio	MainStay VP Growth Allocation Portfolio

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.